Property and Equipment Including Those Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 744,019	¥ 5,115,505	¥ 4,096,090
Less: Accumulated depreciation	(272,073)	(1,870,640)	(1,326,511)
Property Plant And Equipment Net Excluding Construction In Progress	471,946	3,244,865	2,769,579
Construction-in-progress	114,374	786,377	549,845
Property and Equipment, net	586,320	4,031,242	3,319,424
Property
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	109,566	753,319	467,312
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	135,684	932,896	789,734
Computer and network equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	474,196	3,260,336	2,681,759
Optical Fibers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	20,758	142,723	142,723
Office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	3,547	24,390	12,671
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 268	¥ 1,841	¥ 1,891